Finance Receivables And Loans, Net (Schedule Of Pass And Criticized Credit Quality Indicators Of Finance Receivables) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 100,328	$ 99,055
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	35,467	35,519
Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	30,948	30,270
Commercial And Industrial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	0	0
Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	1,664	2,697
Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,855	2,552
Pass [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	33,352	33,835
Pass [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	29,194	28,978
Pass [Member] | Commercial And Industrial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	0	0
Pass [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	1,388	2,417
Pass [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,770	2,440
Criticized Member | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	2,115	1,684
Criticized Member | Commercial And Industrial Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	1,754	1,292
Criticized Member | Commercial And Industrial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	0	0
Criticized Member | Commercial And Industrial Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	276	280
Criticized Member | Commercial Real Estate Automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Finance receivables and loans, net	$ 85	$ 112